UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREMX Emerging Markets Bond
Fund –
.
PAIKX Emerging Markets Bond
Fund–
.
Advisor  Class
PRXIX Emerging Markets Bond
Fund–
.
I  Class
TREZX Emerging Markets Bond
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Bond Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Emerging Markets Bond Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Emerging Markets Bond Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Emerging Markets Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Emerging Markets Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Emerging Markets Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Emerging Markets Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Emerging Markets Bond Fund

EMERGING MARKETS BOND FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,041.50 $4.91
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.98   4.86
Advisor Class
Actual   1,000.00   1,039.30   5.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.09   5.76
I Class
Actual   1,000.00   1,041.60   3.59
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.27   3.56
Z Class
Actual   1,000.00   1,045.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.97%,
the
2
Advisor Class was 1.15%, the
3
I Class was 0.71%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63 $ 11 .01 $ 12 .48
Investment activities
Net investment
income
(1)(2)
0 .23 0 .44 0 .50 0 .54 0 .61 0 .55
Net realized and
unrealized gain/loss 0 .12 ( 2 .31 ) ( 0 .78 ) ( 0 .05 ) 0 .62 ( 1 .44 )
Total from
investment activities 0 .35 ( 1 .87 ) ( 0 .28 ) 0 .49 1 .23 ( 0 .89 )
Distributions
Net investment
income ( 0 .23 ) ( 0 .44 ) ( 0 .48 ) ( 0 .51 ) ( 0 .59 ) ( 0 .50 )
Tax return of capital — — ( 0 .02 ) ( 0 .02 ) ( 0 .02 ) ( 0 .08 )
Total distributions ( 0 .23 ) ( 0 .44 ) ( 0 .50 ) ( 0 .53 ) ( 0 .61 ) ( 0 .58 )
NET ASSET VALUE
End of period $ 8 .62 $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63 $ 11 .01

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
4 .15% ( 17 .31 ) % ( 2 .45 ) % 4 .62% 11 .30% ( 7 .23 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .97%
(4)
0 .99% 0 .91% 0 .90% 0 .90% 0 .91%
Net expenses after
waivers/payments
by Price Associates 0 .97%
(4)
0 .99% 0 .91% 0 .90% 0 .90% 0 .91%
Net investment
income 5 .39%
(4)
4 .89% 4 .48% 4 .87% 5 .24% 4 .69%
Portfolio turnover rate 11 .6% 36 .6% 38 .1% 58 .2% 42 .9% 48 .6%
Net assets, end of
period (in millions) $564 $540 $1,016 $1,715 $4,602 $4,726
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63 $ 11 .01 $ 12 .48
Investment activities
Net investment
income
(1)(2)
0 .22 0 .42 0 .52 0 .54 0 .59 0 .50
Net realized and
unrealized gain/loss 0 .11 ( 2 .30 ) ( 0 .83 ) ( 0 .09 ) 0 .60 ( 1 .42 )
Total from
investment activities 0 .33 ( 1 .88 ) ( 0 .31 ) 0 .45 1 .19 ( 0 .92 )
Distributions
Net investment
income ( 0 .22 ) ( 0 .43 ) ( 0 .45 ) ( 0 .47 ) ( 0 .55 ) ( 0 .48 )
Tax return of capital — — ( 0 .02 ) ( 0 .02 ) ( 0 .02 ) ( 0 .07 )
Total distributions ( 0 .22 ) ( 0 .43 ) ( 0 .47 ) ( 0 .49 ) ( 0 .57 ) ( 0 .55 )
NET ASSET VALUE
End of period $ 8 .61 $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63 $ 11 .01

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3 .93% ( 17 .43 ) % ( 2 .72 ) % 4 .30% 10 .96% ( 7 .51 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .15%
(4)
1 .40% 1 .51% 1 .33% 1 .33% 1 .35%
Net expenses after
waivers/payments
by Price Associates 1 .15%
(4)
1 .15% 1 .19% 1 .20% 1 .20% 1 .20%
Net investment
income 5 .20%
(4)
4 .74% 4 .62% 4 .86% 5 .09% 4 .33%
Portfolio turnover rate 11 .6% 36 .6% 38 .1% 58 .2% 42 .9% 48 .6%
Net assets, end of
period (in thousands) $105 $107 $209 $213 $528 $1,690
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 8 .49 $ 10 .80 $ 11 .58 $ 11 .62 $ 11 .01 $ 12 .47
Investment activities
Net investment
income
(1)(2)
0 .24 0 .46 0 .52 0 .55 0 .62 0 .55
Net realized and
unrealized gain/loss 0 .11 ( 2 .30 ) ( 0 .78 ) ( 0 .05 ) 0 .61 ( 1 .41 )
Total from
investment activities 0 .35 ( 1 .84 ) ( 0 .26 ) 0 .50 1 .23 ( 0 .86 )
Distributions
Net investment
income ( 0 .24 ) ( 0 .47 ) ( 0 .50 ) ( 0 .52 ) ( 0 .60 ) ( 0 .52 )
Tax return of capital — — ( 0 .02 ) ( 0 .02 ) ( 0 .02 ) ( 0 .08 )
Total distributions ( 0 .24 ) ( 0 .47 ) ( 0 .52 ) ( 0 .54 ) ( 0 .62 ) ( 0 .60 )
NET ASSET VALUE
End of period $ 8 .60 $ 8 .49 $ 10 .80 $ 11 .58 $ 11 .62 $ 11 .01

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
4 .16% ( 17 .09 ) % ( 2 .30 ) % 4 .77% 11 .34% ( 7 .04 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .76%
(4)
0 .75% 0 .75% 0 .76% 0 .77% 0 .78%
Net expenses after
waivers/payments
by Price Associates 0 .71%
(4)
0 .71% 0 .75% 0 .76% 0 .77% 0 .78%
Net investment
income 5 .64%
(4)
5 .22% 4 .61% 5 .03% 5 .38% 4 .75%
Portfolio turnover rate 11 .6% 36 .6% 38 .1% 58 .2% 42 .9% 48 .6%
Net assets, end of
period (in millions) $449 $439 $474 $462 $1,224 $1,324
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8 .51 $ 10 .82 $ 11 .60 $ 10 .11
Investment activities
Net investment income
(2)(3)
0 .27 0 .53 0 .60 0 .48
Net realized and unrealized gain/loss 0 .11 ( 2 .31 ) ( 0 .78 ) 1 .50
(4)
Total from investment activities 0 .38 ( 1 .78 ) ( 0 .18 ) 1 .98
Distributions
Net investment income ( 0 .27 ) ( 0 .53 ) ( 0 .57 ) ( 0 .47 )
Tax return of capital — — ( 0 .03 ) ( 0 .02 )
Total distributions ( 0 .27 ) ( 0 .53 ) ( 0 .60 ) ( 0 .49 )
NET ASSET VALUE
End of period $ 8 .62 $ 8 .51 $ 10 .82 $ 11 .60

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(5)
4 .52% ( 16 .45 ) % ( 1 .56 ) % 20 .07%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .72%
(6)
0 .72% 0 .75% 0 .75%
(6)
Net expenses after waivers/payments by Price
Associates 0 .00%
(6)
0 .00% 0 .00% 0 .00%
(6)
Net investment income 6 .35%
(6)
5 .93% 5 .34% 5 .55%
(6)
Portfolio turnover rate 11 .6% 36 .6% 38 .1% 58 .2%
Net assets, end of period (in millions) $2,996 $2,964 $3,384 $3,105
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.7%
Government Bonds 1.7%
Republic of Albania, 3.50%, 6/16/27 (EUR)  22,685,000 22,897
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1) 17,725,000 16,155
Republic of Albania, 3.50%, 11/23/31 (EUR)  17,705,000 16,136
Republic of Albania, 5.90%, 6/9/28 (EUR)  (1) 12,680,000 13,565
Total Albania (Cost
$76,916
)
68,753
ANGOLA 2.2%
Government Bonds 2.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  39,125,000 33,255
Republic of Angola, 8.25%, 5/9/28 (USD)  39,800,000 35,413
Republic of Angola, 8.75%, 4/14/32 (USD)  (1) 360,000 304
Republic of Angola, 9.125%, 11/26/49 (USD)  18,900,000 14,624
Republic of Angola, 9.50%, 11/12/25 (USD)  5,535,000 5,423
Total Angola (Cost
$95,090
)
89,019
ARGENTINA 1.2%
Government Bonds 1.2%
Republic of Argentina, 1.00%, 7/9/29 (USD)  112,549 37
Republic of Argentina, STEP, 0.50%, 7/9/30 (USD)  24,842,504 8,311
Republic of Argentina, STEP, 1.50%, 7/9/35 (USD)  27,867,679 8,383
Republic of Argentina, STEP, 3.875%, 1/9/38 (USD)  78,695,279 27,939
Republic of Argentina, Series $GDP, 12/15/35 (USD)  (2)(3) 114,895,000 1,553
Total Argentina (Cost
$85,833
)
46,223
AZERBAIJAN 0.4%
Government Bonds 0.4%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  15,900,000 13,636
Republic of Azerbaijan, 5.125%, 9/1/29 (USD)  675,000 648
Total Azerbaijan (Cost
$14,188
)
14,284
BAHAMAS 0.7%
Government Bonds 0.7%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  (1) 25,925,000 20,934
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 5,713
Total Bahamas (Cost
$32,723
)
26,647

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHRAIN 2.6%
Government Bonds 2.6%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD)  (1) 39,800,000 34,764
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  30,060,000 29,919
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  24,120,000 24,760
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,200,000 12,967
Total Bahrain (Cost
$112,562
)
102,410
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%, 10/1/29 (USD)  (1) 4,037,235 3,810
Total Barbados (Cost
$4,109
)
3,810
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%, 7/15/32 (USD)  19,600,000 19,159
Total Bermuda (Cost
$19,446
)
19,159
BRAZIL 2.4%
Convertible Bonds 0.1%
MercadoLibre, 2.00%, 8/15/28 (USD)  2,134,000 5,862
5,862
Corporate Bonds 1.2%
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD)  (1) 9,755,000 9,593
Cosan Overseas, 8.25% (USD)  (4) 6,085,000 6,056
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  28,650,000 22,834
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  (1) 7,645,000 5,966
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  6,730,000 5,252
49,701
Government Bonds 1.1%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  31,475,000 6,433
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  142,475,000 28,945
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,058,000 7,083
42,461
Total Brazil (Cost
$99,025
)
98,024

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  (1) 14,980,000 16,225
Total Bulgaria (Cost
$15,746
)
16,225
CHILE 3.1%
Corporate Bonds 2.6%
AES Andes, VR, 6.35%, 10/7/79 (USD)  (1)(5) 12,750,000 11,750
AES Andes, VR, 7.125%, 3/26/79 (USD)  (1)(5) 12,974,000 12,007
Agrosuper, 4.60%, 1/20/32 (USD)  (1) 13,900,000 11,798
Banco Santander Chile, 3.177%, 10/26/31 (USD)  (1) 16,850,000 14,614
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD)  (1) 11,200,000 10,008
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 8,645
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD)  (1) 4,995,000 4,431
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD)  (1) 6,350,000 4,818
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD)  (1) 5,670,000 5,598
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 7,950
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD)  (1) 4,025,000 2,648
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD)  (1) 13,055,000 10,825
105,092
Government Bonds 0.5%
Republic of Chile, 3.25%, 9/21/71 (USD)  11,500,000 7,490
Republic of Chile, 3.50%, 1/31/34 (USD)  3,080,000 2,720
Republic of Chile, 4.00%, 1/31/52 (USD)  3,530,000 2,887
Republic of Chile, 4.95%, 1/5/36 (USD)  7,120,000 7,037
20,134
Total Chile (Cost
$145,233
)
125,226
CHINA 1.3%
Corporate Bonds 0.3%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  2,848,000 2,627
Lenovo Group, 3.421%, 11/2/30 (USD)  (1) 5,590,000 4,715
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 5,840
13,182
Government Bonds 1.0%
People's Republic of China, Series INBK, 3.27%, 11/19/30  41,800,000 6,033

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series 1916, 3.12%, 12/5/26  235,000,000 33,197
39,230
Total China (Cost
$58,729
)
52,412
COLOMBIA 4.7%
Corporate Bonds 1.4%
Banco Davivienda, VR, 6.65% (USD)  (1)(4)(5) 19,100,000 14,074
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,384
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 10,923
Bancolombia, VR, 4.625%, 12/18/29 (USD)  (5) 11,790,000 10,046
Ecopetrol, 4.625%, 11/2/31 (USD)  16,510,000 12,760
Ecopetrol, 6.875%, 4/29/30 (USD)  2,240,000 2,045
Ecopetrol, 8.875%, 1/13/33 (USD)  4,510,000 4,470
55,702
Government Bonds 3.2%
Republic of Colombia, 3.00%, 1/30/30 (USD)  24,225,000 18,890
Republic of Colombia, 3.125%, 4/15/31 (USD)  23,025,000 17,419
Republic of Colombia, 4.125%, 5/15/51 (USD)  9,615,000 5,778
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,475,000 3,931
Republic of Colombia, 5.00%, 6/15/45 (USD)  36,700,000 25,641
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 16,437
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 7,739
Republic of Colombia, Series B, 7.00%, 3/26/31  159,937,800,000 32,351
128,186
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $1,209 (USD)  (2)(6)(7) † 1,472
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,313 (USD)  (2)(6)(7) † 3,309
4,781
Total Colombia (Cost
$210,095
)
188,669
COSTA RICA 0.3%
Government Bonds 0.3%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,185
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  2,650,000 2,589
Total Costa Rica (Cost
$10,942
)
10,774

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 4.6%
Government Bonds 4.6%
Dominican Republic, 4.50%, 1/30/30 (USD)  (1) 5,335,000 4,689
Dominican Republic, 4.875%, 9/23/32 (USD)  (1) 57,120,000 48,760
Dominican Republic, 4.875%, 9/23/32 (USD)  37,850,000 32,310
Dominican Republic, 5.50%, 2/22/29 (USD)  (1) 7,345,000 6,891
Dominican Republic, 5.875%, 1/30/60 (USD)  57,625,000 44,800
Dominican Republic, 6.85%, 1/27/45 (USD)  50,655,000 46,106
Dominican Republic, 7.05%, 2/3/31 (USD)  (1) 1,950,000 1,947
Total Dominican Republic (Cost
$196,795
)
185,503
ECUADOR 1.1%
Government Bonds 1.1%
Republic of Ecuador, STEP, 1.50%, 7/31/40 (USD)  (1) 23,941,050 7,482
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD)  (1) 35,657,600 12,463
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD)  7,300,000 2,551
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD)  (1) 41,681,750 20,250
Republic of Ecuador, Zero Coupon, 7/31/30 (USD)  (1) 7,889,978 2,311
Total Ecuador (Cost
$85,483
)
45,057
EGYPT 1.1%
Government Bonds 1.1%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 2,655
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  10,245,000 6,660
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  (1) 21,240,000 11,340
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  40,476,000 21,611
Total Egypt (Cost
$73,832
)
42,266
EL SALVADOR 0.8%
Government Bonds 0.8%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  9,230,000 8,210
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 667
Republic of El Salvador, 7.65%, 6/15/35 (USD)  42,122,000 25,022
Total El Salvador (Cost
$42,100
)
33,899

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 0.4%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 6,955
6,955
Government Bonds 0.2%
Republic of Ghana, 8.125%, 1/18/26 (USD)  (8) 1,800,000 823
Republic of Ghana, 8.627%, 6/16/49 (USD)  (1)(8) 1,450,000 601
Republic of Ghana, 10.75%, 10/14/30 (USD)  8,510,000 5,752
7,176
Total Ghana (Cost
$16,649
)
14,131
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,999,026 1,679
Total Grenada (Cost
$1,807
)
1,679
GUATEMALA 1.2%
Government Bonds 1.2%
Republic of Guatemala, 4.50%, 5/3/26 (USD)  (1) 1,475,000 1,412
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 10,490
Republic of Guatemala, 4.90%, 6/1/30 (USD)  (1) 713,000 667
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,017
Republic of Guatemala, 5.25%, 8/10/29 (USD)  (1) 6,850,000 6,535
Republic of Guatemala, 5.375%, 4/24/32 (USD)  5,270,000 5,016
Republic of Guatemala, 6.60%, 6/13/36 (USD)  (1) 17,750,000 17,882
Total Guatemala (Cost
$51,323
)
48,019
INDIA 3.0%
Corporate Bonds 1.0%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,584,000 2,552
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  9,159,150 7,205
Greenko Power II, 4.30%, 12/13/28 (USD)  11,315,500 9,863
Periama Holdings, 5.95%, 4/19/26 (USD)  9,070,000 8,750
Reliance Industries, 2.875%, 1/12/32 (USD)  13,000,000 10,850
39,220
Government Bonds 2.0%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  (1) 6,540,000 5,272
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  15,650,000 12,616

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 61,119
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 754
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 1,831
81,592
Total India (Cost
$132,707
)
120,812
INDONESIA 7.0%
Corporate Bonds 1.3%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  8,047,000 7,454
Minejesa Capital, 5.625%, 8/10/37 (USD)  22,250,000 17,492
Pertamina Persero, 5.625%, 5/20/43 (USD)  9,776,000 9,431
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD)  (1) 4,730,000 4,352
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD)  (1) 4,845,000 3,960
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 9,000
51,689
Government Bonds 5.7%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  31,150,000 27,503
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  34,385,000 33,783
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  200,000 197
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  6,000,000 5,910
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  65,170,000 64,851
Republic of Indonesia, 4.55%, 1/11/28 (USD)  3,600,000 3,561
Republic of Indonesia, 4.625%, 4/15/43 (USD)  45,480,000 43,278
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 21,725
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  392,306,000,000 26,311
227,119
Total Indonesia (Cost
$306,533
)
278,808
ISRAEL 0.6%
Corporate Bonds 0.6%
ICL Group, 6.375%, 5/31/38 (USD)  (1) 12,850,000 12,907
Leviathan Bond, 6.125%, 6/30/25 (USD)  (1) 12,250,000 11,959
Total Israel (Cost
$27,175
)
24,866
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  12,750,000 10,865
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  89,300,000 78,470
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  200,000 193

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,185,000 20,335
Total Ivory Coast (Cost
$115,631
)
109,863
JAMAICA 1.0%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD)  (1) 6,760,114 5,590
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,706,851 2,238
7,828
Government Bonds 0.8%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 2,776
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,975,000 2,284
Government of Jamaica, 8.00%, 3/15/39 (USD)  22,930,000 27,425
32,485
Total Jamaica (Cost
$42,835
)
40,313
JORDAN 2.2%
Government Bonds 2.2%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  62,225,000 57,167
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  (1) 19,830,000 19,990
Kingdom of Jordan, 7.75%, 1/15/28 (USD)  (1) 9,140,000 9,317
Total Jordan (Cost
$94,690
)
86,474
KAZAKHSTAN 0.3%
Corporate Bonds 0.3%
KazMunayGas National, 5.75%, 4/19/47 (USD)  16,645,000 13,582
Total Kazakhstan (Cost
$15,418
)
13,582
KENYA 0.7%
Government Bonds 0.7%
Republic of Kenya, 7.25%, 2/28/28 (USD)  29,762,000 25,893
Republic of Kenya, 8.00%, 5/22/32 (USD)  900,000 763
Republic of Kenya, 8.25%, 2/28/48 (USD)  (1) 600,000 461
Total Kenya (Cost
$27,953
)
27,117

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 9,619
Total Kuwait (Cost
$10,697
)
9,619
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 460
Total Mauritius (Cost
$448
)
460
MEXICO 7.5%
Corporate Bonds 3.3%
Axtel, 6.375%, 11/14/24 (USD)  (1) 8,268,000 8,439
Banco Mercantil del Norte, VR, 7.625% (USD)  (4)(5) 9,000,000 8,200
Banco Mercantil del Norte, VR, 8.375% (USD)  (4)(5) 3,975,000 3,713
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (5) 27,115,000 23,553
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD)  (5) 3,210,000 3,094
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (5) 10,300,000 9,179
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD)  (1)(5) 6,580,000 6,592
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 7,334
Cometa Energia, 6.375%, 4/24/35 (USD)  (1) 9,400,450 9,127
Industrias Penoles, 4.75%, 8/6/50 (USD)  (1) 2,990,000 2,384
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 7,680
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD)  (1) 5,958,000 4,516
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  39,677,000 34,710
Petroleos Mexicanos, 6.84%, 1/23/30 (USD)  2,920,000 2,324
130,845
Government Bonds 4.2%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  37,150,000 33,239
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  24,330,000 21,665
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  58,473,000 37,184
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  31,845,000 28,842
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 2,298
United Mexican States, 6.35%, 2/9/35 (USD)  18,880,000 19,896
United Mexican States, Series M, 7.75%, 5/29/31  457,600,000 25,301
168,425
Total Mexico (Cost
$332,161
)
299,270

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MONGOLIA 0.3%
Government Bonds 0.3%
State of Mongolia, 4.45%, 7/7/31 (USD)  13,319,000 10,354
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 350
Total Mongolia (Cost
$11,632
)
10,704
MOROCCO 2.1%
Corporate Bonds 0.0%
OCP, 5.125%, 6/23/51 (USD)  325,000 237
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  (1) 220,000 198
435
Government Bonds 2.1%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  (1) 16,275,000 12,908
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  29,995,000 23,790
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  51,245,000 34,578
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  (1) 11,740,000 12,121
83,397
Total Morocco (Cost
$92,733
)
83,832
NIGERIA 0.8%
Government Bonds 0.8%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 689
Republic of Nigeria, 6.50%, 11/28/27 (USD)  (1) 480,000 420
Republic of Nigeria, 7.143%, 2/23/30 (USD)  (1) 1,600,000 1,345
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 2,102
Republic of Nigeria, 7.625%, 11/28/47 (USD)  (1) 400,000 286
Republic of Nigeria, 7.875%, 2/16/32 (USD)  31,110,000 26,168
Total Nigeria (Cost
$27,718
)
31,010
NORTH MACEDONIA 0.0%
Government Bonds 0.0%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  (1) 810,000 904
Total North Macedonia (Cost
$857
)
904
OMAN 4.6%
Corporate Bonds 0.8%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,019

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Oryx Funding, 5.80%, 2/3/31 (USD)  (1) 2,240,000 2,167
Oryx Funding, 5.80%, 2/3/31 (USD)  12,425,000 12,017
Oztel Holdings, 6.625%, 4/24/28 (USD)  6,500,000 6,756
32,959
Government Bonds 3.8%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  (1) 18,180,000 17,703
Sultanate of Oman, 4.75%, 6/15/26 (USD)  27,055,000 26,345
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 8,846
Sultanate of Oman, 5.625%, 1/17/28 (USD)  8,100,000 8,027
Sultanate of Oman, 6.00%, 8/1/29 (USD)  13,000,000 13,030
Sultanate of Oman, 6.25%, 1/25/31 (USD)  (1) 9,235,000 9,388
Sultanate of Oman, 6.50%, 3/8/47 (USD)  24,230,000 22,653
Sultanate of Oman, 6.75%, 10/28/27 (USD)  (1) 14,500,000 15,006
Sultanate of Oman, 6.75%, 10/28/27 (USD)  7,500,000 7,762
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 13,100
Sultanate of Oman, 7.00%, 1/25/51 (USD)  (1) 10,520,000 10,442
152,302
Total Oman (Cost
$189,122
)
185,261
PAKISTAN 0.4%
Government Bonds 0.4%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  28,876,000 13,391
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)  950,000 689
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  725,000 395
Total Pakistan (Cost
$31,935
)
14,475
PANAMA 3.3%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD)  (1) 5,920,000 4,749
Banco General, VR, 5.25% (USD)  (1)(4)(5) 6,420,000 5,551
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  (1) 13,190,000 10,390
20,690
Government Bonds 2.8%
Republic of Panama, 2.252%, 9/29/32 (USD)  47,800,000 36,647
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 427
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 12,752
Republic of Panama, 6.40%, 2/14/35 (USD)  59,910,000 62,626
112,452
Total Panama (Cost
$142,983
)
133,142

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  (1) 11,535,000 10,597
10,597
Government Bonds 1.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  (1) 5,653,000 4,534
Republic of Paraguay, 4.95%, 4/28/31 (USD)  (1) 9,290,000 8,947
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 217
Republic of Paraguay, 5.40%, 3/30/50 (USD)  (1) 2,085,000 1,786
Republic of Paraguay, 5.40%, 3/30/50 (USD)  23,949,000 20,519
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,830
Republic of Paraguay, 5.85%, 8/21/33 (USD)  (1) 5,160,000 5,168
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 356
46,357
Total Paraguay (Cost
$67,036
)
56,954
PERU 1.2%
Corporate Bonds 0.1%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD)  (1) 3,315,000 3,073
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,579,284 3,484
6,557
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60 (USD)  30,965,000 19,014
Republic of Peru, 3.30%, 3/11/41 (USD)  16,850,000 13,032
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 4,541
Republic of Peru, 6.15%, 8/12/32  25,200,000 6,639
43,226
Total Peru (Cost
$63,230
)
49,783
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,483
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 8,843
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 13,695
Manila Water, 4.375%, 7/30/30 (USD)  15,350,000 14,160
42,181
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  41,000,000 27,683

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,240,000 1,245
28,928
Total Philippines (Cost
$88,372
)
71,109
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, 3.875%, 2/14/33 (EUR)  10,700,000 11,631
Republic of Poland, 5.50%, 4/4/53 (USD)  5,790,000 5,842
Total Poland (Cost
$17,097
)
17,473
QATAR 2.5%
Corporate Bonds 1.1%
Ooredoo International Finance, 2.625%, 4/8/31 (USD)  (1) 8,200,000 7,081
Qatar Energy, 2.25%, 7/12/31 (USD)  (1) 12,615,000 10,596
Qatar Energy, 2.25%, 7/12/31 (USD)  13,800,000 11,591
QatarEnergy, 3.125%, 7/12/41 (USD)  (1) 18,715,000 14,359
43,627
Government Bonds 1.4%
State of Qatar, 3.75%, 4/16/30 (USD)  4,830,000 4,654
State of Qatar, 4.40%, 4/16/50 (USD)  (1) 11,820,000 10,778
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 6,565
State of Qatar, 4.817%, 3/14/49 (USD)  37,300,000 35,924
57,921
Total Qatar (Cost
$129,433
)
101,548
ROMANIA 1.7%
Government Bonds 1.7%
Republic of Romania, 2.625%, 12/2/40 (EUR)  5,400,000 3,599
Republic of Romania, 2.875%, 4/13/42 (EUR)  (1) 6,965,000 4,688
Republic of Romania, 3.00%, 2/14/31 (USD)  (1) 6,698,000 5,568
Republic of Romania, 3.00%, 2/14/31 (USD)  2,340,000 1,945
Republic of Romania, 3.375%, 1/28/50 (EUR)  29,645,000 20,333
Republic of Romania, 4.00%, 2/14/51 (USD)  (1) 7,584,000 5,434
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 25,075
Total Romania (Cost
$88,269
)
66,642
SAUDI ARABIA 2.1%
Government Bonds 2.1%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,638

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 4,436
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  30,550,000 28,510
KSA Sukuk, 2.969%, 10/29/29 (USD)  (1) 6,140,000 5,536
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  9,250,000 8,537
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  38,600,000 34,118
Total Saudi Arabia (Cost
$97,611
)
82,775
SENEGAL 2.2%
Government Bonds 2.2%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 16,021
Republic of Senegal, 6.25%, 5/23/33 (USD)  (1) 1,300,000 1,092
Republic of Senegal, 6.25%, 5/23/33 (USD)  84,225,000 70,722
Total Senegal (Cost
$95,302
)
87,835
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30 (USD)  57,250,000 44,136
Republic of Serbia, 6.25%, 5/26/28 (USD)  (1) 11,930,000 11,896
Total Serbia (Cost
$63,814
)
56,032
SOUTH AFRICA 1.9%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD)  (1) 11,440,000 11,140
11,140
Government Bonds 1.6%
Republic of South Africa, 5.65%, 9/27/47 (USD)  22,120,000 15,701
Republic of South Africa, 5.875%, 4/20/32 (USD)  19,350,000 17,181
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 8,168
Republic of South Africa, 7.30%, 4/20/52 (USD)  15,130,000 12,757
Republic of South Africa, Series 2030, 8.00%, 1/31/30  274,829,000 12,905
66,712
Total South Africa (Cost
$89,141
)
77,852
SOUTH KOREA 0.2%
Corporate Bonds 0.1%
POSCO, 5.75%, 1/17/28 (USD)  (1) 2,140,000 2,172
2,172
Government Bonds 0.1%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  3,840,000 3,853

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  1,910,000 1,960
5,813
Total South Korea (Cost
$7,874
)
7,985
SRI LANKA 1.5%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD)  (8) 6,049,000 2,993
2,993
Government Bonds 1.4%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)  (2)(8) 2,400,000 1,145
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (8) 36,575,000 17,327
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (1)(8) 32,615,000 15,451
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (2)(8) 46,090,000 21,963
Republic of Sri Lanka, Series 91, Zero Coupon, 7/7/23  216,000,000 701
56,587
Total Sri Lanka (Cost
$90,130
)
59,580
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  12,900,000 11,577
Total Supranational (Cost
$11,275
)
11,577
SURINAME 0.8%
Government Bonds 0.8%
Republic of Suriname, 9.25%, 10/26/26 (USD)  (2)(8) 30,570,000 25,985
Republic of Suriname, 12.875%, 12/30/23 (USD)  (2)(8) 1,900,000 1,615
Republic of Suriname, 12.875%, 12/30/23 (USD)  (1)(2)(8) 4,250,000 3,612
Total Suriname (Cost
$28,337
)
31,212
TANZANIA 0.2%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,433
2,433
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD)  (1) 7,967,000 7,560
7,560
Total Tanzania (Cost
$11,006
)
9,993

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 0.7%
Corporate Bonds 0.7%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD)  (1)(5) 9,490,000 7,743
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (1)(5) 650,000 552
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  3,000,000 2,453
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  (1) 5,175,000 3,304
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  21,207,000 13,540
Total Thailand (Cost
$33,438
)
27,592
TURKEY 2.5%
Government Bonds 2.5%
Republic of Turkey, 4.25%, 4/14/26 (USD)  22,840,000 20,464
Republic of Turkey, 4.875%, 10/9/26 (USD)  3,765,000 3,368
Republic of Turkey, 4.875%, 4/16/43 (USD)  21,250,000 13,693
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 13,392
Republic of Turkey, 6.50%, 9/20/33 (USD)  6,250,000 5,328
Republic of Turkey, 8.60%, 9/24/27 (USD)  10,300,000 10,150
Republic of Turkey, 9.375%, 3/14/29 (USD)  20,400,000 20,498
Republic of Turkey, 9.375%, 1/19/33 (USD)  10,680,000 10,733
Republic of Turkey, 9.875%, 1/15/28 (USD)  3,260,000 3,329
Total Turkey (Cost
$108,538
)
100,955
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.8%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 10,056
Emirates NBD Bank, VR, 6.125% (USD)  (4)(5) 10,900,000 10,773
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 12,296
33,125
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,330,000 1,692
1,692
Total United Arab Emirates (Cost
$37,385
)
34,817
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Cost $— (EUR)  (2)(6)(7) 3,975,047 —
Total United Kingdom (Cost
$–
)
—

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.5%
Corporate Bonds 0.5%
Hyundai Capital America, 5.60%, 3/30/28  (1) 6,730,000 6,676
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 17,835,000 14,848
Total United States (Cost
$24,796
)
21,524
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  17,120,000 18,526
Total Uruguay (Cost
$18,034
)
18,526
VENEZUELA 1.2%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/18 (USD)  (2)(8) 12,690,000 190
190
Government Bonds 1.2%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD)  (2)(8) 44,790,000 1,582
Petroleos de Venezuela, 6.00%, 5/16/24 (USD)  (2)(8) 182,715,000 7,080
Petroleos de Venezuela, 6.00%, 11/15/26 (USD)  (2)(8) 66,805,000 2,321
Petroleos de Venezuela, 8.50%, 10/27/20 (USD)  (2)(8) 30,901,500 12,515
Petroleos de Venezuela, 9.00%, 11/17/21 (USD)  (2)(8) 386,635,000 14,982
Petroleos de Venezuela, 12.75%, 2/17/22 (USD)  (2)(8) 40,163,000 1,597
Republic of Venezuela, 6.00%, 12/9/20 (USD)  (2)(8) 36,325,000 2,270
Republic of Venezuela, 7.75%, 10/13/19 (USD)  (2)(8) 57,970,000 3,478
Republic of Venezuela, 9.25%, 9/15/27 (USD)  (2)(8) 9,000,000 810
Republic of Venezuela, 11.75%, 10/21/26 (USD)  (2)(8) 13,100,000 1,212
Republic of Venezuela, 12.75%, 8/23/22 (USD)  (2)(8) 8,300,000 747
48,594
Total Venezuela (Cost
$403,653
)
48,784
VIETNAM 0.5%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  (1) 6,743,000 5,951
5,951
Government Bonds 0.4%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  9,745,000 9,589

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Socialist Republic of Vietnam, Series 30YR, FRN, 6M USD
LIBOR + 0.813%, 6.312%, 3/13/28 (USD)  4,750,000 4,690
14,279
Total Vietnam (Cost
$21,216
)
20,230
ZAMBIA 0.5%
Government Bonds 0.5%
Republic of Zambia, 5.375%, 9/20/22 (USD)  (2)(8) 41,545,000 21,915
Total Zambia (Cost
$25,239
)
21,915
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 5.13%  (9)(10) 153,363,663 153,364
153,364
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.786%, 8/31/23  (11) 8,700,000 8,625
8,625
Total Short-Term Investments (Cost $161,994) 161,989
Total Investments in Securities
98.4% of Net Assets
(Cost $4,834,074) $ 3,947,383
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$770,418 and represents 19.2% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,781 and represents 0.1% of net assets.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Seven-day yield
(10) Affiliated Companies
(11) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 8/25/23 USD 5,558 EUR 5,099 $ (22)
BNP Paribas 7/14/23 MXN 17,929 USD 1,031 13
BNP Paribas 7/14/23 ZAR 89,915 USD 4,641 129
BNP Paribas 8/25/23 USD 157,755 EUR 144,136 36
BNP Paribas 9/8/23 USD 5,771 COP 26,366,508 (429)
Citibank 7/7/23 IDR 39,939,193 USD 2,663 (1)
Citibank 7/7/23 USD 6,220 PEN 23,492 (252)
Citibank 8/25/23 USD 13,643 EUR 12,680 (232)
Citibank 9/8/23 USD 13,126 COP 59,324,642 (822)
Citibank 10/6/23 USD 2,660 IDR 39,939,193 8
Goldman Sachs 7/7/23 IDR 34,875,579 USD 2,334 (10)
Goldman Sachs 9/8/23 USD 4,576 COP 19,555,935 (22)
Goldman Sachs 9/15/23 USD 3,616 CNH 25,641 66
Goldman Sachs 10/6/23 USD 2,331 IDR 34,875,579 16
HSBC Bank 7/7/23 USD 4,954 IDR 74,814,772 (32)
HSBC Bank 7/14/23 USD 6,133 MXN 112,936 (446)
HSBC Bank 9/15/23 USD 37,081 CNH 262,327 765
Morgan Stanley 7/14/23 USD 14,401 MXN 264,782 (1,023)
Morgan Stanley 9/5/23 USD 11,317 BRL 57,283 (503)
Morgan Stanley 9/8/23 USD 7,724 COP 35,155,343 (542)
RBC Dominion Securities 7/14/23 MXN 91,318 USD 5,329 (9)
RBC Dominion Securities 7/14/23 USD 5,280 MXN 96,802 (359)
RBC Dominion Securities 10/13/23 USD 5,238 MXN 91,318 7
State Street 7/14/23 MXN 280,038 USD 16,322 (9)
State Street 9/5/23 USD 15,199 BRL 76,197 (524)
State Street 10/13/23 USD 9,769 MXN 170,456 5
State Street 10/13/23 USD 6,276 MXN 109,582 (2)
UBS Investment Bank 7/14/23 USD 18,870 ZAR 347,854 416
UBS Investment Bank 9/8/23 USD 4,362 COP 19,774,881 (287)
Wells Fargo 7/7/23 PEN 23,492 USD 6,461 10
Wells Fargo 10/6/23 USD 6,419 PEN 23,492 (9)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4,064)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,460 U.S. Treasury Notes ten year contracts 9/23 (163,908) $ 2,260
Long, 1,372 Ultra U.S. Treasury Bonds contracts 9/23 186,892 1,975
Net payments (receipts) of variation margin to date (2,700)
Variation margin receivable (payable) on open futures contracts $ 1,535

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ —# $ — $ 3,738+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 219,101  ¤   ¤ $ 153,364^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,738 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $153,364.

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,834,074) $ 3,947,383
Interest and dividends receivable 61,847
Cash deposits on futures contracts 7,087
Receivable for investment securities sold 6,155
Receivable for shares sold 5,620
Due from affiliates 1,684
Variation margin receivable on futures contracts 1,535
Unrealized gain on forward currency exchange contracts 1,471
Foreign currency (cost $1,116) 1,103
Other assets 987
Total assets 4,034,872
Liabilities
Payable for investment securities purchased 12,244
Unrealized loss on forward currency exchange contracts 5,535
Payable for shares redeemed 4,564
Investment management fees payable 2,270
Payable to directors 3
Other liabilities 464
Total liabilities 25,080
NET ASSETS $ 4,009,792

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,763,071)
Paid-in capital applicable to 465,233,442 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 5,772,863
NET ASSETS $ 4,009,792
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $563,924; Shares outstanding: 65,447,007) $ 8.62
Advisor Class
(Net assets: $105; Shares outstanding: 12,233) $ 8.61
I Class
(Net assets: $449,423; Shares outstanding: 52,231,281) $ 8.60
Z Class
(Net assets: $2,996,340; Shares outstanding: 347,542,921) $ 8.62

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $45) $ 121,259
Dividend 3,738
Other 130
Total income 125,127
Expenses
Investment management 13,722
Shareholder servicing
Investor Class $ 627
I Class 64 691
Prospectus and shareholder reports
Investor Class 63
I Class 26
Z Class 1 90
Custody and accounting 276
Registration 48
Proxy and annual meeting 37
Legal and audit 21
Directors 7
Miscellaneous 56
Waived / paid by Price Associates (10,655)
Total expenses 4,293
Net investment income 120,834

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (111,569)
Futures (11,269)
Forward currency exchange contracts (11,448)
Foreign currency transactions 516
Net realized loss (133,770)
Change in net unrealized gain / loss
Securities 175,604
Futures 7,155
Forward currency exchange contracts 2,725
Other assets and liabilities denominated in foreign currencies (146)
Change in net unrealized gain / loss 185,338
Net realized and unrealized gain / loss 51,568
INCREASE IN NET ASSETS FROM OPERATIONS
$ 172,402

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 120,834 $ 230,435
Net realized loss (133,770) (473,088)
Change in net unrealized gain / loss 185,338 (554,732)
Increase (decrease) in net assets from operations 172,402 (797,385)
Distributions to shareholders
Net earnings
Investor Class (15,031) (29,990)
Advisor Class (3) (8)
I Class (12,424) (26,010)
Z Class (93,369) (176,756)
Decrease in net assets from distributions (120,827) (232,764)
Capital share transactions
*
Shares sold
Investor Class 68,556 260,283
Advisor Class 9 15
I Class 47,002 297,868
Z Class 94,114 513,570
Distributions reinvested
Investor Class 14,394 27,953
Advisor Class 3 8
I Class 10,651 20,749
Z Class 93,392 176,813
Shares redeemed
Investor Class (65,099) (593,927)
Advisor Class (15) (81)
I Class (52,694) (226,604)
Z Class (194,115) (378,367)
Increase in net assets from capital share
transactions 16,198 98,280

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 67,773 (931,869)
Beginning of period 3,942,019 4,873,888
End of period $ 4,009,792 $ 3,942,019
*Share information (000s)
Shares sold
Investor Class 7,910 28,440
Advisor Class 1 2
I Class 5,482 31,110
Z Class 10,983 57,323
Distributions reinvested
Investor Class 1,681 3,163
Advisor Class 1 1
I Class 1,245 2,375
Z Class 10,897 20,156
Shares redeemed
Investor Class (7,611) (62,110)
Advisor Class (3) (9)
I Class (6,157) (25,698)
Z Class (22,637) (42,003)
Increase in shares outstanding 1,792 12,750

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Bond Fund
(Investor Class), the Emerging Markets Bond Fund–Advisor Class (Advisor Class),
the Emerging Markets Bond Fund–I Class (I Class) and the Emerging Markets Bond
Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded

T. ROWE PRICE Emerging Markets Bond Fund

as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the six months ended June 30, 2023, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which

T. ROWE PRICE Emerging Markets Bond Fund

clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Emerging Markets Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Emerging Markets Bond Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Emerging Markets Bond Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,780,613 $ — $ 3,780,613
Common Stocks — — — —
Private Investment Company
2
— — — 4,781
Short-Term Investments 153,364 8,625 — 161,989
Total Securities 153,364 3,789,238 — 3,947,383
Forward Currency Exchange
Contracts — 1,471 — 1,471
Futures Contracts* 4,235 — — 4,235
Total $ 157,599 $ 3,790,709 $ — $ 3,953,089
Liabilities
Forward Currency Exchange
Contracts $ — $ 5,535 $ — $ 5,535
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 4,235
Foreign exchange derivatives Forward s 1,471
*
Total $ 5,706
*
Liabilities
Foreign exchange derivatives Forwards $ 5,535
Total $ 5,535

T. ROWE PRICE Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ (11,269) $ — $ (11,269)
Foreign exchange derivatives — (11,448) (11,448)
Total $ (11,269) $ (11,448) $ (22,717)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 7,155 $ — $ 7,155
Foreign exchange derivatives — 2,725 2,725
Total $ 7,155 $ 2,725 $ 9,880

T. ROWE PRICE Emerging Markets Bond Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of June 30, 2023, securities valued at $3,780,000 had been pledged or posted by the fund to counterparties

T. ROWE PRICE Emerging Markets Bond Fund

for bilateral derivatives. As of June 30, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $286,000. As of June 30,
2023, cash of $7,087,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5%
and 9% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial

T. ROWE PRICE Emerging Markets Bond Fund

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 8% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers

T. ROWE PRICE Emerging Markets Bond Fund

to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $474,501,000 and $434,562,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $695,247,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,842,971,000. Net unrealized loss aggregated $895,472,000 at period-end, of which $40,439,000 related to appreciated investments and $935,911,000 related to depreciated investments.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.41% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio

T. ROWE PRICE Emerging Markets Bond Fund

(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $329,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Emerging Markets Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $412,000 for T. Rowe Price Services, Inc.; and $5,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $4,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, approximately 3%
of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.15% 0.01% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(112) $(10,543)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Emerging Markets Bond Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Emerging Markets Bond Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Emerging Markets Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE Emerging Markets Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Emerging Markets Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board noted that, as of December 31,
2022, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the fourth quartile for certain periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Emerging Markets Bond Fund

Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for relatively higher expenses until the fund achieves greater scale and protect against an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Emerging Markets Bond Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), fourth quintile (Expense Universe), and first quintile (Advisor Class Expense Group); and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Emerging Markets Bond Fund

regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F110-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023